Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Foreign currency exchange rates (Details)	12 Months Ended
Dec. 31, 2020
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(13.17%)
Change in average foreign currency exchange rate (as a percent)	(11.56%)
US dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(8.45%)
Change in average foreign currency exchange rate (as a percent)	(1.85%)
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(29.15%)
Change in average foreign currency exchange rate (as a percent)	(24.16%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(34.80%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(5.26%)
Change in average foreign currency exchange rate (as a percent)	(1.33%)
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(3.00%)
Change in average foreign currency exchange rate (as a percent)	(12.92%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(6.63%)
Change in average foreign currency exchange rate (as a percent)	(3.24%)